Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Composition of Pre-Tax Loss

The following table presents the composition of pre-tax loss for the years ended December 31, 2021, 2022 and 2023:

	Year Ended December 31,
	2021	2022	2023
	(in US$ thousands)
Pre-tax loss from PRC entities	$(62,008)	$(91,856)	$(49,309)
Pre-tax loss from non-PRC entities	(9,836)	(28,105)	(37,457)
Total pre-tax loss	$(71,844)	$(119,961)	$(86,766)

Schedule of Reconciliation of Effective Tax Rate

Reconciliation of the differences between Statutory Tax Rate and the Effective Tax Rate (“EIT” rate)

The following table sets forth a reconciliation between the statutory PRC EIT rate of 25% and the effective tax rate:

	Year Ended December 31,
	2021	2022	2023
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences (1)	0.47%	(2.34)%	(3.81)%
Tax rate difference from statutory rate in other jurisdictions (2)	0.82%	(1.19)%	(8.06)%
Change in valuation allowance (3)	(21.89)%	(21.56)%	7.80%
Effect of tax holiday (4)	(6.00)%	(3.28)%	(11.25)%
Additional tax deduction for qualified research and development expenses	11.95%	10.09%	3.90%
Share-based Compensation expenses	(11.33)%	(7.28)%	(7.73)%
Tax filing differences	0.65%	0.76%	(5.73)%
Others	(0.84)%	(0.75)%	(0.61)%
Effective tax rate	(1.17)%	(0.55)%	(0.49)%

(1)
The permanent differences are primarily related to interest income generated from Shengwang Hongkong Limited, offset by non-deductible goodwill impairment.
(2)
The tax rate difference is attributed to varying rates in other jurisdictions where the Group is established or operates, such as the Cayman Islands, the United States or Singapore.
(3)
The change in valuation allowance is primarily attributed to fully provisioning for net operating loss carry-forwards of the Group.
(4)
Effect of tax holidays is primarily attributable to the preferential tax rates of Dayin, Zhaoyan and Shengwang.

Schedule of Current and Deferred Income Tax Expense (Benefit)

For the years ended December 31, 2021, 2022 and 2023, substantially all the amounts of current and deferred income tax expense are attributable to the PRC and US entities.

	Year Ended December 31,
	2021	2022	2023
	(in US$ thousands)
Current income tax expense	$601	$1,001	$633
Deferred income (tax benefit) tax expense	239	(338)	(211)
Income tax expense	$840	$663	$422

Schedule of Impact of Tax Holidays

The aggregate amount and per share effect of reduction of EIT for Zhaoyan, Dayin and Shengwang as a result of tax holidays are as follows:

	Year Ended December 31,
	2021	2022	2023
	(in US$ thousands)
The aggregate amount of effect	$(4,310)	$(3,929)	$(9,764)
Basic and diluted net loss per share effect	0.01	0.01	0.02

Components of Deferred Tax Assets

Deferred Tax Assets and Liabilities

The principal components of the deferred tax assets were as follows:

	As of December 31,
	2022	2023
	(in US$ thousands)
Deferred tax assets:
Tax loss carry-forwards	$49,958	$42,061
Allowance for doubtful accounts and current expected credit losses	1,969	2,901
Payroll liabilities	93	—
Impairment of long-term investments	2,123	2,415
Other deductible temporary difference	130	130
Deferred tax assets	54,273	47,507
Less valuation allowance	(54,273)	(47,507)
Deferred tax assets, net	$—	$—
Deferred tax liabilities:
Recognition of intangible assets arising from business combination	(650)	(196)
Reclassification to held-for-sale liabilities (Note 17)	243	—
Deferred tax liabilities, net	$(407)	$(196)

Schedule of Movement of Valuation Allowance

Movement of Valuation Allowance

	Year Ended December 31,
	2021	2022	2023
	(in US$ thousands)
Balance at beginning of the year	$(12,688)	$(28,413)	$(54,273)
(Addition) reversal in current year	(15,725)	(25,860)	6,766
Balance at the end of the year	$(28,413)	$(54,273)	$(47,507)

Full valuation allowance was provided to the deferred tax assets as of December 31, 2023. Valuation allowance of US$6.8 million was reversed in 2023 in accordance with change in balance of deferred tax assets primarily due to true up in tax loss carry-forward based on annual tax filing result for 2022 and preferential tax rate enjoyed by a subsidiary of the Group from 2023.